Note 17 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes	$ 82,308	$ 64,647
Interest	$ 77,390	$ 49,717